Organization and Business - Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries (Details)		9 Months Ended	12 Months Ended
	Oct. 13, 2022	Sep. 30, 2025	Dec. 31, 2024
BRB Foods Inc. [Member]
Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries [Line Items]
Activities		Holding	Holding
Country		USA	USA
Units		1	1
Participation
Percentage		100.00%	100.00%
Thamuz LLC [Member]
Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries [Line Items]
Activities		Holding	Holding
Country		USA	USA
Units		1	1
Participation		Direct	Direct
Percentage	100.00%	100.00%	100.00%
BR Brands S.A. [Member]
Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries [Line Items]
Activities		Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products
Country		Brazil	Brazil
Units		4	4
Participation		Indirect	Indirect
Percentage		100.00%	100.00%
Boni Logística Ltda. [Member]
Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries [Line Items]
Activities		Distribution centers, transports and logistics solutions	Distribution centers, transports and logistics solutions,
Country		Brazil	Brazil
Units		1	1
Participation		Indirect	Indirect
Percentage		100.00%	100.00%